SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)		12 Months Ended
	Oct. 01, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash held in PRC				¥ 73,801,918	$ 10,847,959	¥ 25,865,791	$ 3,623,523
Lease, Practical expedients	true
Operating lease right of use assets	$ 163,000				243,874
Operating lease liabilities	$ 142,000				238,191
Government grants		$ 764,962	$ 360,169
Grant income		$ 1,079,200	$ 680,151
Deferred government grants					$ 1,106,939		$ 1,363,480
Weighted average remaining periods for the government grant to be recognized		4 years 4 months 10 days	4 years 5 months 27 days
Research and development expense		$ 54,000	$ 44,000